Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 81,780		$ 69,493	$ 62,790
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	126
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,660	[1]
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	9,075
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,160
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	19,299	[2]
U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,363	[3]
International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,916	[4]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	27,015	[5]
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,166	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	70,292
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	126
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	3,841
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,160
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	19,299	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	14,363	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	2,916	[4]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	27,015	[5]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,572	[3]
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	11,488
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,660	[1]
Significant Observable Inputs (Level 2) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	5,234
Significant Observable Inputs (Level 2) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	594	[3]
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Unobservable Inputs (Level 3) [Member] | U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Unobservable Inputs (Level 3) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[5]
Significant Unobservable Inputs (Level 3) [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.
[3]	This category represents common stocks that are traded on major exchanges.
[4]	This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[5]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.